CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ 49,616		$ 99,009		$ 410,322		$ (723,901)		$ (495,668)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	464,112		479,650		1,918,728		1,864,735		1,963,175
Deferred income taxes	22,629		46,200		(62,971)		(468,329)		(312,461)
Amortization of deferred debt issue costs	19,039		19,845		73,935		64,174		56,227
Amortization of debt discount	3,450		3,222		14,191		13,706		11,968
Amortization of prepaid lease costs	17,008		11,903		61,518		63,369		47,809
Aircraft impairment charges and fair value adjustments	46,202		18,515		192,362		1,737,508		1,663,189
Forfeitures of customer deposits	(14,604)		(2,341)		(42,607)		(14,178)		(7,951)
Loss on early extinguishment of debt	2,474		20,880		22,934
Other, including gain on aircraft sales and disposals	2,815		(13,937)		(15,641)	[1]	(50,696)	[1]	(29,955)	[1]
Changes in operating assets and liabilities:
Lease receivables and other assets	6,999		3,650		142,552		(7,986)		41,723
Accrued interest and other payables	(74,124)		(48,670)		100,343		(33,373)		119,391
Current income taxes and other tax liabilities	(7,839)		4,513		17,791		93,989		78,687
Net cash provided by operating activities	537,777		642,439		2,823,326		2,568,159		3,213,796
INVESTING ACTIVITIES
Acquisition of flight equipment	(378,205)		(489,150)		(1,772,817)		(377,037)		(240,320)
Payments for deposits and progress payments	(123,162)		(69,262)		(233,677)		(158,932)		(61,085)
Proceeds from disposal of flight equipment	8,300		17,300		521,231		296,384		2,123,581
Change in restricted cash	303,425		30,097		(280,581)		42,336		(141,897)
Collections of notes receivable	430		6,307		11,066		45,543		72,015
Collections of finance and sales-type leases	16,397		2,981		41,879		14,958		32,928
Net cash (used in) provided by investing activities	(172,815)		(501,727)		(1,713,129)		(281,198)		1,779,852
FINANCING ACTIVITIES
Proceeds from debt financing	1,263,887		2,530,895		3,759,188		4,571,526		9,704,094
Payments in reduction of debt financing, net of foreign currency swap settlements	(1,475,756)		(2,270,396)		(3,824,636)		(8,054,223)		(7,989,514)
Debt issue costs	(31,945)		(38,233)		(73,120)		(121,777)		(189,376)
Security and rental deposits received	69,544		26,203		130,109		104,895		193,831
Security and rental deposits returned	(26,399)		(25,118)		(108,191)		(99,421)		(52,367)
Overhaul rentals collected	173,972		102,824		574,979		547,514		500,701
Overhaul rentals reimbursed	(109,987)		(116,524)		(494,779)		(350,744)		(313,974)
Net change in other deposits			27,175		(16,121)		60,576		60,147
Payment of preferred dividends	(109)		(102)		(420)		(544)		(601)
Net cash (used in) provided by financing activities	(136,793)		236,724		(57,419)		(3,380,213)		(2,260,949)
Net increase (decrease) in cash	228,169		377,436		1,052,778		(1,093,252)		2,732,699
Effect of exchange rate changes on cash	(487)		(9)		(200)		564		(1,913)
Cash at beginning of period	3,027,587		1,975,009		1,975,009		3,067,697		336,911
Cash at end of period	3,255,269		2,352,436		3,027,587		1,975,009		3,067,697
Cash paid during the period for:
Interest, excluding interest capitalized of $5,375 (2013) and $3,390 (2012)	438,439		453,296		1,437,366		1,625,905		1,373,045
Income taxes, net	$ 385	[2]	$ 1,680	[2]	$ 5,563	[3]	$ 64,261	[3]	$ 15,519	[3]

[1]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, amortization of asset value guarantees, out of period adjustments relating to pension expenses, and other non-cash items.
[2]	Includes no payment and approximately $2 million paid to AIG for ILFC tax liability for the three month periods ending March 31, 2013 and 2012, respectively.
[3]	Includes approximately $1.7 million, $58.5 million and $10.1 million paid to AIG for ILFC tax liability for the years ended December 31, 2012, 2011 and 2010, respectively.